Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005436 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005436 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005436 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005436 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005436 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005436 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005436 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005436 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005436 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005436 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000005436 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005436 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005436 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005436 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005437 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005437 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005437 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005437 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005437 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005437 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005437 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005437 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005437 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005437 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005437 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000005437 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005437 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005437 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005437 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005437 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005437 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005437 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005437 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005437 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005438 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005438 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005438 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005438 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005438 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005438 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005438 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005438 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005438 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005438 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000005438 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005438 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005438 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005438 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005438 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005438 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005438 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166330 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166330 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166330 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166330 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166330 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166330 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166330 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166330 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166330 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166330 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166330 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000166330 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000166330 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000166330 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000166330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166330 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166330 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166330 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000166330 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166330 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225772 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225772 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225772 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225772 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225772 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225772 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225772 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225772 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225772 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225772 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225772 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000225772 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000225772 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000225772 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000225772 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225772 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000225772 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225772 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000225772 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225772 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.20%